Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	$ 17,770
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	2,335
1-3 years
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	4,436
4-5 years
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	4,148
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	6,851
Facility as an operating lease
Disclosure of finance lease and operating lease by lessee [line items]
Lease and sublease payments recognised as expense	$ 2,144	$ 2,107